Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 109.9%

Commercial Mortgage-Backed Securities — 0.7%
California Housing Finance, RB, M/F Housing, Series 2, Class A, 4.00%, 03/20/33	$4,013	$4,678,493

Corporate — 0.4%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	1,920	2,140,562

County/City/Special District/School District — 36.4%
California Municipal Finance Authority, RB, 5.00%, 06/01/43	2,000	2,431,742
California Statewide Communities Development Authority, SAB
Series B, 4.00%, 09/02/40	605	674,911
Series B, 4.00%, 09/02/50	735	813,610
Series C, 4.00%, 09/02/40	2,160	2,409,599
Series C, 4.00%, 09/02/50	1,550	1,715,777
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/39	535	651,527
5.00%, 09/02/40	400	481,414
5.00%, 09/02/44	615	739,176
5.00%, 09/02/49	900	1,060,973
4.00%, 09/02/50	320	347,686
5.00%, 09/02/50	320	379,335
Series C, 5.00%, 09/02/44	130	156,249
Series C, 5.00%, 09/02/49	640	754,470
California Statewide Communities Development Authority, ST
4.00%, 09/01/41	295	329,801
4.00%, 09/01/51	565	624,643
Chabot-Las Positas Community College District, GO, Series A, 4.00%, 08/01/47	1,500	1,694,881
Chaffey Joint Union High School District, GO, CAB(a)
Series C, 0.00%, 08/01/32	250	186,639
Series C, 0.00%, 08/01/33	500	356,773
Series C, 0.00%, 08/01/34	510	348,000
Series C, 0.00%, 08/01/35	545	355,557
Series C, 0.00%, 08/01/36	500	311,729
Series C, 0.00%, 08/01/37	650	386,868
Series C, 0.00%, 08/01/38	625	355,617
Series C, 0.00%, 08/01/39	750	407,929
Series C, 0.00%, 08/01/40	1,855	963,780
Series C, 0.00%, 08/01/41	305	151,608
Series C, 0.00%, 02/01/42	350	169,974
ChiNo.Valley Unified School District, GO,
Series B, 5.00%, 08/01/55	1,285	1,596,601
City of Dixon California, ST, 4.00%, 09/01/45	535	603,146
City of Roseville California, ST, 4.00%, 09/01/50	365	402,226
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/43	1,230	1,450,073
Coronado Community Development Agency Successor Agency, Refunding TA, Series A, 5.00%, 09/01/33	1,785	2,055,060
County of Santa Clara California, GO, Series B, 4.00%, 08/01/43	10,225	10,477,251
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(b)	10,000	11,146,480
Elk Grove Unified School District, GO, 4.00%, 08/01/46	10,000	11,104,860

Security	Par (000)	Value

County/City/Special District/School District (continued)
Fremont Union High School District, Refunding GO, 4.00%, 08/01/40	$2,500	$2,723,330
Garden Grove Unified School District, GO, Series C, 5.25%, 08/01/23(b)	5,500	5,978,390
Glendale Community College District, GO, Series A, 4.00%, 08/01/46	8,000	9,116,312
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	2,000	2,244,306
Kern Community College District, GO(b)
Series C, 5.25%, 11/01/23	5,715	6,277,127
Series C, 5.75%, 11/01/23	12,085	13,393,902
Los Alamitos Unified School District, Refunding GO, 5.25%, 08/01/23	3,700	4,021,826
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/51	18,270	22,324,606
Los Angeles County Metropolitan Transportation Authority, RB, 5.00%, 06/01/28	315	398,595
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/44	2,000	2,480,746
Los Angeles County Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,642,052
Mount San Jacinto Community College District, GO
Series A, 5.00%, 08/01/35	3,565	4,123,290
Series C, 2.38%, 08/01/51	6,115	5,983,485
Natomas Unified School District, GO, (BAM), 4.00%, 08/01/42	5,000	5,526,055
Orange County Community Facilities District, ST
4.00%, 08/15/40	345	396,222
4.00%, 08/15/50	320	363,402
Rio Elementary School District, GO, Series A, (AGM), 5.25%, 08/15/25(b)	5,865	6,898,900
Riverside County Public Financing Authority, Refunding TA, Series A, (BAM), 4.00%, 10/01/40	4,045	4,566,287
San Benito High School District, GO, 4.00%, 08/01/48	5,000	5,651,825
San Bernardino County Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,545	5,031,315
San Diego Unified School District, GO, Series B, 3.25%, 07/01/48	6,000	6,410,484
San Diego Unified School District, GO, CAB(a)
Series K-2, 0.00%, 07/01/38	2,755	1,605,848
Series K-2, 0.00%, 07/01/39	3,340	1,863,363
Series K-2, 0.00%, 07/01/40	4,285	2,287,380
San Jose Financing Authority, RB, 5.75%, 05/01/42	4,500	4,517,937
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(b)	5,800	6,230,517
San Luis Obispo County Community College District, Refunding GO, Series B, 4.00%, 08/01/43	3,555	4,104,486
San Marcos Redevelopment Agency Successor Agency, Refunding TA
Series A, 5.00%, 10/01/32	1,700	1,969,402
Series A, 5.00%, 10/01/33	1,125	1,302,551
Santa Clara Unified School District, GO, 4.00%, 07/01/48	10,000	11,156,520
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/46	10,000	11,182,940
South San Francisco Public Facilities Financing Authority, RB, 4.00%, 06/01/46	4,890	5,694,879
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/38	1,625	1,834,537

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
West Contra Costa Unified School District, GO(b)
Series A, 5.50%, 08/01/23	$2,500	$2,728,337
Series B, 5.50%, 08/01/23	3,195	3,486,815

		233,613,934

Education — 10.5%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	5,800	8,845,719
California Enterprise Development Authority, RB
Series A, 5.00%, 08/01/50	650	787,048
Series A, 5.00%, 08/01/57	600	721,864
California Enterprise Development Authority, Refunding RB(c)
4.00%, 06/01/51	625	690,080
4.00%, 06/01/61	345	377,385
California Municipal Finance Authority, RB
6.00%, 01/01/22(b)	2,750	2,776,713
Series A, 5.50%, 08/01/34(c)	250	267,305
Series A, 5.00%, 10/01/39(c)	285	318,098
Series A, 5.00%, 10/01/49(c)	480	528,481
Series A, 5.00%, 10/01/57(c)	940	1,030,634
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	1,105	1,237,980
Series B, 5.00%, 01/01/42	1,750	2,060,747
California School Finance Authority, RB(c)
5.00%, 06/01/40	355	393,509
5.00%, 06/01/50	555	607,954
5.00%, 06/01/59	885	965,477
Series A, 5.00%, 07/01/49	850	1,004,633
Series A, 5.00%, 06/01/58	4,135	4,476,338
Series A, 5.00%, 07/01/59	1,380	1,550,073
Series A, 4.00%, 06/01/61	850	873,938
Series B, 4.00%, 07/01/45	560	560,388
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	785	933,398
Series A, 5.00%, 07/01/61	4,720	5,482,837
University of California, RB, Series M, 5.00%, 05/15/47	15,000	17,976,675
University of California, Refunding RB
Series AO, 5.00%, 05/15/40	5,430	6,205,518
Series AZ, 4.00%, 05/15/48	6,000	6,788,406

		67,461,198

Health — 14.0%
California Health Facilities Financing Authority, RB
4.00%, 11/15/47	825	920,184
Series A, 5.00%, 11/15/35	1,960	2,415,573
Series A, 5.25%, 11/01/41	8,000	8,000,000
Series A, 4.00%, 11/15/42	450	516,282
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 10/01/24(b)	4,745	5,381,191
Series A, 5.00%, 07/01/37	10,000	10,730,850
Series A, 5.00%, 10/01/38	6,225	6,976,071
Series B, 5.00%, 11/15/26(b)	3,385	4,104,827
Series B, 5.00%, 11/15/46	4,910	5,857,173
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/37	3,110	3,682,539
Series A, 5.00%, 11/01/39(c)	250	283,182
Series A, 5.00%, 02/01/42	5,250	6,176,756

Security	Par (000)	Value

Health (continued)
California Municipal Finance Authority, Refunding RB (continued)
Series A, 5.00%, 11/01/49(c)	$280	$312,912
California Statewide Communities Development Authority, RB
4.00%, 08/01/45	2,500	2,571,073
4.00%, 07/01/48	2,220	2,420,510
California Statewide Communities Development Authority, Refunding RB
5.00%, 12/01/21(b)	6,235	6,259,329
4.00%, 04/01/42	3,005	3,339,000
4.00%, 04/01/47	2,655	2,878,211
5.00%, 04/01/47	2,995	3,490,232
Series A, 5.00%, 08/15/51	1,635	1,929,275
Series A, 5.00%, 12/01/53	1,000	1,211,834
Series A, 4.00%, 12/01/57	3,250	3,392,262
Series A, 5.00%, 12/01/57	1,750	2,125,940
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,648,384

		89,623,590

Housing — 9.7%
California Community Housing Agency, RB, M/F Housing(c)
4.00%, 08/01/46	255	266,574
4.00%, 02/01/50	455	471,886
4.00%, 08/01/51	2,320	2,386,308
3.00%, 02/01/57	1,520	1,473,588
Series A, 5.00%, 04/01/49	3,840	4,309,509
Series A, 4.00%, 02/01/56	4,615	4,943,619
Series A-1, 4.00%, 08/01/50	480	496,200
Series A-1, 3.00%, 02/01/57	955	878,942
California Housing Finance, RB, M/F Housing
Class A, (FHLMC), 3.75%, 03/25/35	7,942	9,396,387
Series 2021-1, Class A, 3.50%, 11/20/35	2,336	2,701,420
Series A, 4.25%, 01/15/35	930	1,125,427
CMFA Special Finance Agency VII, RB(c)
4.00%, 08/01/47	1,420	1,488,119
3.00%, 08/01/56	1,560	1,425,806
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 10/01/46	2,180	2,260,128
2.65%, 12/01/46	1,825	1,695,221
4.00%, 07/01/56	1,490	1,545,288
3.13%, 08/01/56	605	556,187
4.00%, 08/01/56	1,905	1,982,040
3.00%, 12/01/56	1,500	1,389,133
3.25%, 04/01/57	755	720,695
4.00%, 04/01/57	2,025	2,089,832
4.00%, 05/01/57(d)	2,335	2,380,194
Series A, 2.45%, 02/01/47	775	728,488
Series A, 5.00%, 07/01/51	1,325	1,503,265
Series A-2, 4.00%, 09/01/56	2,700	2,827,011
Series B, 4.00%, 02/01/57	605	629,277
Freddie Mac Multifamily ML Certificates, RB, M/F Housing, Series CA, Class A, 3.35%, 11/25/33	9,596	10,516,605

		62,187,149

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 3.4%
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	$2,015	$2,217,576
California State Public Works Board, Refunding RB, Series C, 5.75%, 10/01/31	1,205	1,206,969
City of Roseville California, ST, 4.00%, 09/01/45	100	110,559
State of California, Refunding GO
4.00%, 10/01/41	10,075	11,961,251
5.00%, 08/01/45	5,690	6,508,245

		22,004,600

Tobacco — 7.4%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/49	320	363,301
Series A, 4.00%, 06/01/49	465	534,671
California County Tobacco Securitization Agency, Refunding RB, CAB(a)
0.00%, 06/01/55	3,185	797,839
Series B-2, Subordinate, 0.00%, 06/01/55	4,780	955,221
Golden State Tobacco Securitization Corp., Refunding RB
Series A, (AGM-CR SAP), 5.00%, 06/01/40	9,765	11,148,359
Series A-1, 5.00%, 06/01/31	7,560	9,238,237
Series A-1, 3.50%, 06/01/36	6,930	7,051,434
Series A-1, 5.00%, 06/01/47	11,350	11,626,406
Series A-2, 5.00%, 06/01/47	1,645	1,685,061
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	1,130	1,364,586
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(a)	13,750	2,690,655

		47,455,770

Transportation — 17.3%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	1,500	1,758,637
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42	5,000	5,620,125
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	13,915	15,283,151
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	3,830	4,338,214
Series C, AMT, 5.00%, 05/15/45	5,000	6,185,760
Series D, AMT, 5.00%, 05/15/35	2,000	2,277,468
Series D, AMT, 5.00%, 05/15/36	1,500	1,706,241
Sub-Series A, AMT, 5.00%, 05/15/47	6,725	7,896,549
City of Los Angeles Department of Airports, Refunding ARB, 5.00%, 05/15/43	7,000	8,791,706
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	2,500	2,924,332
Sub-Series B, 5.00%, 07/01/41	1,250	1,471,620
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	3,075	3,625,708
Series A, AMT, 5.00%, 03/01/47	11,770	13,699,421
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	500	554,891
Riverside County Transportation Commission, Refunding RB
4.00%, 06/01/46	1,235	1,417,082
4.00%, 06/01/47	380	428,908

Security	Par (000)	Value

Transportation (continued)
Riverside County Transportation Commission, Refunding RB (continued)
3.00%, 06/01/49	$3,180	$3,246,786
San Diego County Regional Airport Authority, Refunding ARB, Series A, 5.00%, 07/01/42	4,275	5,113,956
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/29	6,435	6,579,228
Series A, AMT, 5.00%, 05/01/44	5,000	6,060,345
Series A, AMT, 5.00%, 05/01/47	5,000	5,844,060
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series B, AMT, 5.00%, 05/01/41	5,000	5,809,890

		110,634,078

Utilities — 10.1%
City of Riverside California Electric Revenue, Refunding RB, Series A, 5.00%, 10/01/43	3,500	4,363,790
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A, 5.00%, 11/01/39	5,245	6,018,879
East Bay Municipal Utility District Water System Revenue, RB
Series A, 4.00%, 06/01/45	4,585	5,228,661
Series A, 5.00%, 06/01/49	11,190	14,053,812
Los Angeles Department of Water, RB, Series A, 5.00%, 07/01/42	8,825	10,566,481
San Diego Public Facilities Financing Authority,
Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	9,655	11,815,731
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	3,000	3,096,327
San Juan Water District, Refunding RB, Series A, 5.25%, 02/01/33	7,325	7,415,998
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	2,000	2,340,558

		64,900,237

Total Municipal Bonds in California		704,699,611

Puerto Rico — 4.7%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	8,317	9,250,966
Series A-1, Restructured, 5.00%, 07/01/58	11,280	12,734,669
Series A-2, Restructured, 4.33%, 07/01/40	2,677	2,935,598
Series A-2, Restructured, 4.78%, 07/01/58	553	616,158
Series B-1, Restructured, 4.75%, 07/01/53	848	940,081
Series B-2, Restructured, 4.78%, 07/01/58	822	915,186
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(a)	8,705	2,835,236

Total Municipal Bonds in Puerto Rico		30,227,894

Total Municipal Bonds — 114.6% (Cost: $677,186,307)		734,927,505

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 43.4%

County/City/Special District/School District — 15.7%
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(b)	$15,140	$17,672,082
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(b)	10,000	11,865,403
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	9,990	11,777,917
San Luis Obispo County Community College District, Refunding GO, Series A, 4.00%, 08/01/40	6,585	7,293,921
San Mateo County Community College District, GO, Series A, 5.00%, 09/01/25(b)	17,615	20,616,679
Southwestern Community College District, GO, Series D, 5.00%, 08/01/25(b)	10,820	12,629,585
West Valley-Mission Community College District, GO, Series B, 4.00%, 08/01/40	17,000	18,770,940

		100,626,527

Education — 3.7%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	6,001	6,937,233
University of California, RB, Series AM, 5.25%, 05/15/44	10,210	11,375,450
University of California, Refunding RB, Series AF, 5.00%, 05/15/39	5,000	5,336,545

		23,649,228

Health — 15.8%
California Health Facilities Financing Authority, RB
5.00%, 11/15/49(f)	5,000	5,901,171
5.00%, 11/15/56	6,000	7,138,494
Series A, 5.00%, 08/15/23(b)	14,520	15,746,243
Series B, 5.00%, 08/15/55	4,500	5,230,706
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/25(b)	19,425	22,702,572
Series A, 4.00%, 10/01/47	4,997	5,506,461
Sub-Series A-2, 4.00%, 11/01/44	17,720	20,006,766
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	19,070	19,449,093

		101,681,506

Transportation — 5.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/49(f)	10,005	11,097,066
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	5,500	6,229,812
Series B, AMT, 5.00%, 05/15/41	3,645	4,254,101
Series D, AMT, 5.00%, 05/15/41	13,332	15,086,761

		36,667,740

Security	Par (000)	Value

Utilities — 2.5%
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.00%, 06/01/44	$13,790	$15,743,347

Total Municipal Bonds in California		278,368,348

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.4% (Cost: $257,022,576)		278,368,348

Total Long-Term Investments — 158.0% (Cost: $934,208,883)		1,013,295,853

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(g)(h)	6,857,451	6,861,565

Total Short-Term Securities — 1.0% (Cost: $6,857,451)		6,861,565

Total Investments — 159.0% (Cost: $941,066,334)		1,020,157,418

Other Assets Less Liabilities — 1.2%		7,414,624

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.6)%		(132,164,140)

VMTP Shares at Liquidation Value — (39.6)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$641,407,902

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to May 15, 2025, is $10,754,131.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$19,391,202	$—	$(12,529,637	)(a)	$3,651	$(3,651)	$6,861,565	6,857,451	$444	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	140	12/21/21	$18,292	$199,856
U.S. Long Bond	89	12/21/21	14,312	60,321
5-Year U.S. Treasury Note	157	12/31/21	19,106	150,191

				$410,368

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$734,927,505	$—	$734,927,505
Municipal Bonds Transferred to Tender Option Bond Trusts	—	278,368,348	—	278,368,348

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$6,861,565	$—	$—	$6,861,565

	$6,861,565	$1,013,295,853	$—	$1,020,157,418

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$410,368	$—	$—	$410,368

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(132,144,550)	$—	$(132,144,550)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

	$—	$(386,144,550)	$—	$(386,144,550)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	6